Intangible Assets, Net (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2023	Sep. 30, 2022
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets, Net	Intangible assets, net consist of the following:
	As of September 30,	As of March 31,
	2022	2023
Cost:
Apartment rental contracts	55,967	3,001
Trademarks	16,294	—
	72,261	3,001
Less: Accumulated amortization	(58,786)	(3,001)
	13,475	—
Intangible assets, net consist of the following:
	As of September 30,
	2,021	2,022
Cost:
Apartment rental contracts	112,849	55,967
Trademarks	86,900	16,294
Software	2,275	—
	202,024	72,261
Less: Accumulated amortization	(49,560)	(58,786)
	152,464	13,475

Schedule of Amortization Expenses	The following table sets forth the Group’s amortization expenses for the five years since September 30, 2022:
Amortization expenses
Year ending September 30, 2023	6,002
Year ending September 30, 2024	3,734
Year ending September 30, 2025	1,588
Year ending September 30, 2026	829
Year ending September 30, 2027 and thereafter	1,322
13,475